Statements Of Changes In Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Stockholders' Equity [Abstract]
Other comprehensive income, tax (expense) benefit	$ 924	$ 2,175	$ 5,199